Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property and Equipment, Net
Leasehold improvements	¥ 175,579	$ 25,220	¥ 169,367
Furniture, fixtures and equipment	133,217	19,135	125,199
Motor vehicles	122,474	17,592	146,167
Software	124,754	17,920	109,748
Property	55,154	7,923	55,154
Property, Plant and Equipment, Gross, Total	611,178	87,790	605,635
Accumulated depreciation	(332,610)	(47,776)	(278,549)
Property Plant And Equipment Net Excluding Construction In Progress, Total	278,568	40,014	327,086
Construction in progress	17,752	2,550	19,567
Property and equipment, net	¥ 296,320	$ 42,564	¥ 346,653